10. Convertible Notes and Derivative Liabilities (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
		Sep. 30, 2020	Jul. 08, 2019	Dec. 31, 2020	Dec. 31, 2019
Beneficial conversion feature				$ 1,357,978
Debt converted, amount converted					$ 5,075,000
Accrued interest	[1]			96,477	27,630
Unamortized note discount				664,442	997,397
Amortization of note discount				2,293,858	4,434,751
Proceeds from convertible notes				2,053,000	1,550,000
Change in the fair value of derivatives				(3,676,649)	0
Convertible Notes [Member]
Debt converted, amount converted				$ 1,984,000
Debt converted, shares issued				4,067,332
Interest expense, debt				$ 257,345
Accrued interest				35,048
Unamortized note discount				664,442
Amortization of note discount				1,690,933
Change in the fair value of derivatives				(3,676,649)
Gain (loss) on conversion of debt				566,408
Note in default				100,000
5% Convertible Notes [Member]
Proceeds from convertible notes				582,500
8% Convertible Notes [Member]
Proceeds from convertible notes				595,500
10% Convertible Notes [Member]
Proceeds from convertible notes				$ 1,000,500
One Convertible Note [Member]
Debt converted, amount converted		$ 100,000
Debt converted, shares issued		135,000
Returnable shares issued		153,940
Repayment of convertible note		$ 160,000
Private Offering [Member]
Unit description			50,000 shares of the Company's Common Stock and one $50,000 unsecured Convertible Note.
Proceeds from sale of units					1,550,000
Beneficial conversion feature					1,550,000
Private Offering [Member] | Convertible Notes [Member]
Interest expense, debt					$ 552,602
Private Offering [Member] | Common Stock
Stock issued new, shares			5,505,530
Stock issued new, value			$ 5,075,000
Interest expense, debt			3,525,000
Unamortized note discount			$ 1,550,000

[1]	Represents interest accrued on the outstanding convertible notes and other notes -see Note 12, Notes Payables)